Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 3	$ 6
Royalties received	(10)	(16)
Impairment of investments	12	1
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	2	2
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	25	(27)
Taxation benefit/(expense) on above items	1	4
First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Settlement costs of a legal claim	2	0
AGA - Polymetal Strategic Alliance[ Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(20)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(8)	(14)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(2)	(1)
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Inventory write-off	14	0
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	0	(1)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(2)
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	4	3
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		1
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		$ 2